Finance receivables, net - Finance Receivables Due for Payment (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
2023	€ 1,356.7
2024	0.0
2025	0.0
2026	0.0
2027	0.0
Thereafter	0.0
Finance receivables, gross	€ 1,356.7	€ 1,570.0